Basis of Presentation - Schedule of New and Revised IFRSs (Details)	12 Months Ended
Dec. 31, 2023
Amendments to IAS 1 [Member]
Schedule of New and Revised IFRSs [Line Items]
Consolidated Financial Statements	Classification of Liabilities as current and non-current
Effective for accounting year beginning on or after	January 1, 2024
Amendments to IFRS 16 [Member]
Schedule of New and Revised IFRSs [Line Items]
Consolidated Financial Statements	Lease Liability in a Sale and Leaseback
Effective for accounting year beginning on or after	January 1, 2024
Amendments to IAS 1 [Member]
Schedule of New and Revised IFRSs [Line Items]
Consolidated Financial Statements	Non-current Liabilities with Covenants
Effective for accounting year beginning on or after	January 1, 2024
Amendments to IAS 28 and IFRS 10 [Member]
Schedule of New and Revised IFRSs [Line Items]
Consolidated Financial Statements	Sale or contribution of assets between an investor and its associate or joint venture
Effective for accounting year beginning on or after	To be determined